[Pacific Life Letterhead]
ROBIN S. YONIS
Vice President and
Investment Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com
January 24, 2006
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Select Fund
(File Nos. 33-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment No. 65 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is filed for purposes of:
(1) adding two new series: the International Small-Cap Portfolio and the Diversified Bond Portfolio; and
(2) changing the portfolio manager for the International Value Portfolio.
Although this filing includes information regarding the Aggressive Growth and Financial Services Portfolios, Form N-14 registration statements have been filed with the Securities and Exchange Commission (“SEC”) for the purposes of reorganizing the two portfolios into other portfolios of the Fund. If the proposed reorganizations are approved by applicable shareholders, information on these two portfolios will be removed from the Fund’s registration statement on Form N-1A in the 485(b) filing. As indicated in the registration statement, an application for an order of approval for the substitution of the Equity Income Portfolio has been filed with the SEC. If the SEC issues an order to permit the substitution, that portfolio will be liquidated and removed from the Fund’s registration statement on Form N-1A in the 485(b) filing.
Information that was not available at the time of the filing (e.g. other accounts managed, beneficial interest of Trustees, Trustee compensation, advisory fees paid), together with the financial information will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective in 75 (seventy-five) days. No fees are required in connection with this filing. Please call me at the above number or Douglas P. Dick at (949) 442-6060 with any questions or comments regarding the attached.
Sincerely,
/s/ Robin S. Yonis
cc: Douglas P. Dick, Esq., Dechert LLP (w/attachment)